CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Allowance for doubtful accounts	$ 13	$ 63
Other assets	384	596
Senior Notes, related parties	$ 1,650	$ 1,650
Preferred stock, par value (in usd per share)	$ 0.0001	$ 0.0001
Preferred stock, authorized (in shares)	100,000,000	100,000,000
Preferred stock, issued (in shares)	0	0
Preferred stock, outstanding (in shares)	0	0
Treasury stock (in shares)	2,944,212	2,944,212
Senior unsecured notes | Affiliated Entity
Interest rate	5.00%
Class A common stock
Common stock, par value (in usd per share)	$ 0.0001	$ 0.0001
Common stock, authorized (in shares)	1,500,000,000	1,500,000,000
Common stock, issued (in shares)	711,106,961	705,016,923
Common stock, outstanding (in shares)	708,162,749	702,072,711
Class C common stock
Common stock, par value (in usd per share)	$ 0.0001	$ 0.0001
Common stock, authorized (in shares)	25,041,666	25,041,666
Common stock, issued (in shares)	19,938,089	19,938,089
Common stock, outstanding (in shares)	19,938,089	19,938,089